UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2017

VP Inflation Protection Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	54.7%
Corporate Bonds	20.3%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	6.2%
U.S. Government Agency Mortgage-Backed Securities	4.7%
Sovereign Governments and Agencies	3.0%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	(1.7)%

Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	10.3 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,009.90	$2.34	0.47%
Class II	$1,000	$1,008.70	$3.59	0.72%
Hypothetical
Class I	$1,000	$1,022.46	$2.36	0.47%
Class II	$1,000	$1,021.22	$3.61	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 54.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$14,941,313	$16,751,632
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,437,298	6,339,477
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,348,644	18,234,868
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,320,176	4,340,666
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,513,801	10,245,099
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,844,910	8,524,342
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	17,515,929	21,913,846
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,544,751	17,675,465
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	13,381,403	12,332,769
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,535,325	14,744,490
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	7,580,758	7,122,744
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	1,548,075	1,548,453
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,418,242	1,377,794
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	12,897,125	12,881,378
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,113,741	18,571,819
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	15,982,653	15,965,488
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	23,288,022	23,268,413
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,985,681	16,836,971
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,134,875	13,225,900
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,585,047	22,914,562
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	8,496,428	8,348,743
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	31,231,310	30,687,136
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	26,501,326	26,312,106
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,145,750	5,180,618
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	31,115,490	30,025,888
TOTAL U.S. TREASURY SECURITIES (Cost $358,788,634)		365,370,667
CORPORATE BONDS — 20.3%
Aerospace and Defense — 0.4%
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	779,734
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	297,010
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	736,379
United Technologies Corp., 3.75%, 11/1/46	945,000	929,202
		2,742,325
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	660,198
Automobiles — 0.2%
Ford Motor Co., 4.35%, 12/8/26	180,000	185,725
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	722,381
General Motors Co., 5.00%, 4/1/35	690,000	694,401
		1,602,507
Banks — 2.5%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	400,000	401,080
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	846,880
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47	170,000	180,746

	Principal Amount	Value
Branch Banking & Trust Co., 3.80%, 10/30/26	$300,000	$314,845
Capital One Financial Corp., 4.20%, 10/29/25	350,000	353,562
Capital One Financial Corp., 3.75%, 3/9/27	670,000	668,985
Capital One N.A./Mclean VA, 1.65%, 2/5/18	400,000	399,898
Citigroup, Inc., 4.05%, 7/30/22	760,000	795,312
Citigroup, Inc., 4.00%, 8/5/24	250,000	257,719
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,071,163
Citigroup, Inc., 4.45%, 9/29/27	1,365,000	1,421,530
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	529,660
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	250,000	258,516
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	175,661
Fifth Third Bank, 2.875%, 10/1/21	250,000	254,868
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	394,370
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	625,525
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,353,175
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	619,678
JPMorgan Chase & Co., 4.95%, 6/1/45	1,485,000	1,662,848
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	248,744
SunTrust Bank, 3.30%, 5/15/26	200,000	195,865
US Bancorp, MTN, 3.60%, 9/11/24	799,000	830,783
Wells Fargo & Co., 4.125%, 8/15/23	400,000	423,304
Wells Fargo & Co., 3.00%, 4/22/26	300,000	293,363
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	381,704
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	693,797
Wells Fargo & Co., MTN, 4.40%, 6/14/46	300,000	304,907
Wells Fargo & Co., MTN, 4.75%, 12/7/46	700,000	750,268
		16,708,756
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	1,670,000	1,723,796
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	200,000	226,951
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	673,727
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	330,409
Diageo Capital plc, 2.625%, 4/29/23	500,000	504,716
PepsiCo, Inc., 3.45%, 10/6/46	680,000	641,634
		4,101,233
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	583,072
AbbVie, Inc., 4.45%, 5/14/46	650,000	674,624
Amgen, Inc., 1.85%, 8/19/21	400,000	391,420
Amgen, Inc., 3.625%, 5/22/24	350,000	365,548
Celgene Corp., 3.625%, 5/15/24	150,000	155,566
Celgene Corp., 5.00%, 8/15/45	330,000	373,554
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	903,388
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	412,442
Gilead Sciences, Inc., 4.15%, 3/1/47	335,000	338,223
		4,197,837
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	670,000	701,235

	Principal Amount	Value
Chemicals — 0.4%
Dow Chemical Co. (The), 3.50%, 10/1/24	$300,000	$308,609
Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	363,369
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	191,419
Ecolab, Inc., 4.35%, 12/8/21	624,000	679,204
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	235,318
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	394,161
Mosaic Co. (The), 5.625%, 11/15/43	200,000	205,138
		2,377,218
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	221,901
Waste Management, Inc., 3.50%, 5/15/24	400,000	417,305
Waste Management, Inc., 3.125%, 3/1/25	350,000	355,903
		995,109
Communications Equipment — 0.1%
Cisco Systems, Inc., 1.60%, 2/28/19	200,000	200,025
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	679,619
		879,644
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	623,741
Consumer Finance — 0.4%
American Express Co., 1.55%, 5/22/18	800,000	799,969
American Express Credit Corp., MTN, 2.25%, 5/5/21	390,000	389,575
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,349
Discover Bank, 3.45%, 7/27/26	700,000	678,406
Discover Financial Services, 3.75%, 3/4/25	300,000	296,937
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	484,043
		2,899,279
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	275,058
Diversified Financial Services — 2.0%
Bank of America Corp., MTN, 3.25%, 10/21/27	2,840,000	2,750,639
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	353,049
Citigroup, Inc., 2.35%, 8/2/21	600,000	595,067
Citigroup, Inc., VRN, 4.28%, 4/24/47	400,000	411,600
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,203,000	1,213,097
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	752,384
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	702,900
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	2,020,775
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	398,393
HSBC Holdings plc, 2.95%, 5/25/21	600,000	607,907
HSBC Holdings plc, 4.30%, 3/8/26	200,000	213,076
HSBC Holdings plc, 4.375%, 11/23/26	400,000	415,889
HSBC Holdings plc, VRN, 4.04%, 3/13/27	470,000	487,453
Morgan Stanley, 4.375%, 1/22/47	330,000	345,638
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	509,250
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,807,689
		13,584,806
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.60%, 2/17/23	250,000	256,148

	Principal Amount	Value
AT&T, Inc., 4.45%, 4/1/24	$300,000	$316,278
AT&T, Inc., 3.40%, 5/15/25	768,000	756,373
AT&T, Inc., 6.55%, 2/15/39	533,000	649,125
AT&T, Inc., 4.80%, 6/15/44	350,000	348,628
British Telecommunications plc, 5.95%, 1/15/18	324,000	331,308
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	815,628
Orange SA, 2.75%, 2/6/19	300,000	303,932
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	621,189
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	325,673
Verizon Communications, Inc., 4.125%, 3/16/27	670,000	693,416
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	218,721
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	626,398
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	736,200
		6,999,017
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26	600,000	588,254
Boston Properties LP, 3.65%, 2/1/26	150,000	152,078
Crown Castle International Corp., 4.45%, 2/15/26	289,000	307,532
Essex Portfolio LP, 3.625%, 8/15/22	250,000	257,555
Kilroy Realty LP, 3.80%, 1/15/23	331,000	341,506
Simon Property Group LP, 4.25%, 11/30/46	700,000	701,410
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	474,354
		2,822,689
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,251,900
Kroger Co. (The), 3.875%, 10/15/46	300,000	265,815
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,118,930
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,058,052
		3,694,697
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,234,137
Kraft Heinz Foods Co., 3.95%, 7/15/25	300,000	309,915
Unilever Capital Corp., 2.20%, 3/6/19	500,000	503,558
		2,047,610
Gas Utilities — 1.2%
Enbridge, Inc., 3.50%, 6/10/24	350,000	350,410
Enbridge, Inc., 3.70%, 7/15/27(3)	400,000	400,580
Energy Transfer LP, 4.15%, 10/1/20	400,000	415,709
Energy Transfer LP, 3.60%, 2/1/23	312,000	314,354
Energy Transfer LP, 4.05%, 3/15/25	300,000	301,711
Energy Transfer LP, 5.30%, 4/15/47	670,000	666,196
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	309,462
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	266,371
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	874,695
Kinder Morgan, Inc., 5.55%, 6/1/45	500,000	532,450
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	381,839
MPLX LP, 4.875%, 6/1/25	640,000	679,798
MPLX LP, 5.20%, 3/1/47	300,000	308,839
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	446,236

	Principal Amount	Value
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	$499,000	$501,323
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	311,799
Williams Partners LP, 4.30%, 3/4/24	600,000	625,024
		7,686,796
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	776,761
Becton Dickinson and Co., 3.70%, 6/6/27	400,000	401,436
Medtronic, Inc., 2.50%, 3/15/20	150,000	152,222
Medtronic, Inc., 3.50%, 3/15/25	100,000	104,165
Medtronic, Inc., 4.625%, 3/15/45	700,000	790,868
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	487,216
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	252,422
		2,965,090
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	406,000	407,864
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	212,353
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	312,115
Mylan NV, 3.95%, 6/15/26	300,000	304,557
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	430,637
		1,667,526
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	358,915
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	708,735
		1,067,650
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	677,782
Industrial Conglomerates — 0.4%
FedEx Corp., 4.40%, 1/15/47	300,000	310,294
General Electric Co., 4.125%, 10/9/42	1,375,000	1,452,538
General Electric Co., MTN, 4.375%, 9/16/20	315,000	338,239
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	307,762
		2,408,833
Insurance — 0.8%
Allstate Corp. (The), 4.20%, 12/15/46	350,000	367,362
American International Group, Inc., 4.125%, 2/15/24	530,000	560,428
American International Group, Inc., 4.50%, 7/16/44	350,000	357,780
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	787,615
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	304,507
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	388,893
International Lease Finance Corp., 5.875%, 8/15/22	400,000	452,534
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	426,057
Prudential Financial, Inc., 5.625%, 5/12/41	350,000	424,492
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	301,775
Prudential Financial, Inc., VRN, 3.875%, 7/3/17	189,000	195,095
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	295,448
Voya Financial, Inc., 2.90%, 2/15/18	381,000	383,639
XLIT Ltd., 2.30%, 12/15/18	250,000	251,196
		5,496,821
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	125,000	131,133

	Principal Amount	Value
Fidelity National Information Services, Inc., 3.00%, 8/15/26	$400,000	$388,131
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	250,000	257,947
		777,211
Machinery†
Deere & Co., 2.60%, 6/8/22	262,000	265,559
Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	695,451
Media — 1.2%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	934,673
21st Century Fox America, Inc., 4.75%, 11/15/46	250,000	268,261
CBS Corp., 3.50%, 1/15/25	300,000	304,543
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	660,000	795,923
Comcast Corp., 6.50%, 11/15/35	556,000	739,176
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	787,195
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	664,584
Time Warner, Inc., 4.70%, 1/15/21	700,000	752,341
Time Warner, Inc., 3.60%, 7/15/25	300,000	301,695
Time Warner, Inc., 3.80%, 2/15/27	700,000	706,185
Viacom, Inc., 4.25%, 9/1/23	840,000	877,922
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	500,403
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	347,750
		7,980,651
Multi-Utilities — 1.2%
CMS Energy Corp., 6.25%, 2/1/20	250,000	275,350
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	611,187
Dominion Energy, Inc., 6.40%, 6/15/18	1,105,000	1,153,432
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	307,863
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	603,945
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,283,079
Exelon Corp., 4.45%, 4/15/46	340,000	353,333
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	801,919
Georgia Power Co., 4.30%, 3/15/42	250,000	257,313
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	406,985
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	1,063,451
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	261,451
Sempra Energy, 3.25%, 6/15/27	350,000	345,667
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	288,007
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	206,684
		8,219,666
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	146,865
Oil, Gas and Consumable Fuels — 1.7%
Apache Corp., 4.75%, 4/15/43	599,000	603,734
BP Capital Markets plc, 2.50%, 11/6/22	262,000	259,673
BP Capital Markets plc, 2.75%, 5/10/23	375,000	373,672
Cenovus Energy, Inc., 4.25%, 4/15/27(2)	400,000	381,840
Chevron Corp., 2.43%, 6/24/20	350,000	355,179
Chevron Corp., 2.10%, 5/16/21	300,000	299,231
Cimarex Energy Co., 4.375%, 6/1/24	150,000	157,476
ConocoPhillips Co., 2.40%, 12/15/22	887,000	872,873

	Principal Amount	Value
Exxon Mobil Corp., 3.04%, 3/1/26	$200,000	$201,955
Hess Corp., 6.00%, 1/15/40	700,000	714,976
Marathon Oil Corp., 3.85%, 6/1/25	330,000	322,689
Marathon Oil Corp., 5.20%, 6/1/45	200,000	192,688
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	253,016
Noble Energy, Inc., 4.15%, 12/15/21	874,000	921,718
Occidental Petroleum Corp., 4.10%, 2/15/47	670,000	669,959
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	318,091
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	608,700
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	710,780
Phillips 66, 4.65%, 11/15/34	300,000	317,029
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,099,098
Statoil ASA, 2.45%, 1/17/23	468,000	463,924
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	424,377
		11,522,678
Paper and Forest Products — 0.1%
International Paper Co., 4.40%, 8/15/47	300,000	303,644
Pharmaceuticals — 0.6%
Allergan Funding SCS, 3.45%, 3/15/22	900,000	928,606
Allergan Funding SCS, 3.85%, 6/15/24	350,000	365,562
Allergan Funding SCS, 4.55%, 3/15/35	330,000	353,573
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	510,116
Merck & Co., Inc., 2.40%, 9/15/22	499,000	502,626
Mylan, Inc., 2.60%, 6/24/18	210,000	211,561
Mylan, Inc., 2.55%, 3/28/19	300,000	302,303
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	333,163
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	311,870
		3,819,380
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	318,273
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	303,671
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	290,849
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	707,460
CSX Corp., 3.80%, 11/1/46	320,000	312,224
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	257,364
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	105,916
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	249,680
Union Pacific Corp., 2.75%, 4/15/23	250,000	252,653
Union Pacific Corp., 3.35%, 8/15/46	325,000	304,260
Union Pacific Corp., 4.00%, 4/15/47	660,000	679,644
		3,781,994
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 4.10%, 5/11/47	660,000	686,070
Software — 0.5%
Activision Blizzard, Inc., 3.40%, 6/15/27	400,000	398,966
Microsoft Corp., 2.125%, 11/15/22	787,000	780,832
Microsoft Corp., 3.45%, 8/8/36	600,000	602,329
Microsoft Corp., 4.25%, 2/6/47	950,000	1,032,731
Oracle Corp., 2.40%, 9/15/23	400,000	395,091
Oracle Corp., 2.65%, 7/15/26	350,000	336,283
		3,546,232

	Principal Amount	Value
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	$499,000	$531,819
Lowe's Cos., Inc., 4.05%, 5/3/47	180,000	183,810
		715,629
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 3.35%, 2/9/27	200,000	205,030
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,061,270
Apple, Inc., 4.25%, 2/9/47	630,000	670,903
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	690,000	761,410
		2,698,613
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	537,643
TOTAL CORPORATE BONDS (Cost $132,586,902)		135,580,743
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 5.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	105,389	106,522
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	190,594	196,346
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 7/1/17(2)	2,675,482	2,710,454
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 7/1/17(2)	1,894,852	1,899,368
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 7/1/17(2)	1,714,881	1,737,297
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 7/1/17(2)	2,662,250	2,697,799
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 7/1/17(2)	3,621,495	3,668,833
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/17(2)	1,697,861	1,717,028
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/17(2)	710,460	731,143
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	352,263	354,278
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	169,194	171,690
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 7/1/17(2)	1,400,000	1,386,332
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 7/1/17(2)	2,329,369	2,356,849
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/17(2)	1,952,392	1,947,511
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 8/1/17(2)	3,500,000	3,418,897
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/17(2)	3,899,594	3,961,535
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(2)	2,356,692	2,468,693
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 7/1/17	111,475	115,049
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	94,153	95,542
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	594,830	614,201

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/17(2)	$787,881	$796,305
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 7/1/17(2)	1,222,126	1,252,494
Structured Adjustable Rate Mortgage Loan Trust Series, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	243,466	253,844
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	164,708	153,159
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/17(2)	1,320,566	1,357,307
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	372,119	391,979
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.15%, 7/1/17	1,559,308	1,600,970
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	869,158	911,932
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/17(2)	493,361	497,386
		39,570,743
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2017-C03, Class 1M1, VRN, 2.17%, 7/25/17	1,934,102	1,944,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,838,708)		41,514,780
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.2%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	1,976,137
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,051,800
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 7/1/17	2,000,000	2,147,476
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/17	1,700,000	1,794,409
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/17	1,475,000	1,508,394
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 7/1/17	2,000,000	2,117,755
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,149,546
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,939,616
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 7/1/17	1,550,000	1,605,338
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,479,660
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	2,000,000	2,035,820
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,000,000	2,046,000
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 7/1/17	1,500,000	1,532,280
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 7/3/17(2)	2,515,000	2,459,568
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(2)	2,000,000	2,057,034
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	1,860,000	1,912,833

		Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		$1,455,000	$1,565,021
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		1,200,000	1,176,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		1,400,000	1,378,409
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(2)		1,600,000	1,624,120
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49		3,350,000	3,260,773
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		1,300,000	1,302,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $41,392,827)			41,121,128
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.7%
FHLMC, 4.50%, 4/1/41		10,365,364	11,204,521
FNMA, 4.50%, 5/1/39		3,090,509	3,368,095
FNMA, 4.00%, 11/1/41		1,341,455	1,420,172
FNMA, 4.00%, 11/1/41		666,395	706,030
FNMA, 4.00%, 2/1/42		1,377,367	1,459,305
FNMA, 4.00%, 2/1/46		12,483,063	13,132,069
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,209,962)			31,290,192
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,166,385
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,842,969	1,682,561
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,410,058	2,537,688
			4,220,249
Italy — 1.9%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,878,295	7,454,889
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,711,760	5,000,281
			12,455,170
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	501,750
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(2)		500,000	492,598
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,625,709)			19,836,152
ASSET-BACKED SECURITIES(4) — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		2,000,000	2,003,931
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)		1,225,000	1,224,735
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,227,590	1,232,068
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/17(2)		2,500,000	2,602,735
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		820,026	807,522
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		1,147,648	1,134,475

	Principal Amount/Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	$436,161	$436,504
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	1,062,082	1,073,640
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/17(2)	1,967,992	1,989,160
TOTAL ASSET-BACKED SECURITIES (Cost $12,457,337)		12,504,770
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 6.25%, 7/15/32	1,100,000	1,567,682
FNMA, 6.625%, 11/15/30	1,900,000	2,722,637
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,396,131)		4,290,319
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	165,000	232,257
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	125,000	163,240
Los Angeles Community College District GO, 6.75%, 8/1/49	125,000	189,826
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	125,000	175,017
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	250,000	365,300
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	147,569
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	157,481
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	95,439
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	125,000	154,183
State of California GO, 7.55%, 4/1/39	500,000	764,945
State of Illinois GO, 5.10%, 6/1/33	350,000	328,639
State of Texas GO, 5.52%, 4/1/39	215,000	280,676
TOTAL MUNICIPAL SECURITIES (Cost $2,948,923)		3,054,572
TEMPORARY CASH INVESTMENTS(5) — 3.7%
Credit Agricole Corporate and Investment Bank, 1.08%, 7/3/17(6)	14,910,000	14,908,520
Federal Home Loan Bank Discount Notes, 0.67%, 7/3/17(6)	9,606,000	9,606,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,449	2,449
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,517,224)		24,516,969
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $671,762,357)		679,080,292
OTHER ASSETS AND LIABILITIES — (1.7)%		(11,304,868)
TOTAL NET ASSETS — 100.0%		$667,775,424

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,104,304	AUD	2,787,272	JPMorgan Chase Bank N.A.	9/21/17	$(35,903)
CAD	85,024	USD	64,130	JPMorgan Chase Bank N.A.	9/21/17	1,515
USD	4,107,140	CAD	5,510,307	JPMorgan Chase Bank N.A.	9/21/17	(147,260)
USD	12,101,540	EUR	10,687,187	JPMorgan Chase Bank N.A.	9/21/17	(154,663)
						$(336,311)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
389	U.S. Treasury 2-Year Notes	September 2017	$84,066,547	$(129,906)
76	U.S. Treasury 5-Year Notes	September 2017	8,955,532	(23,327)
			$93,022,079	$(153,233)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
65	U.S. Treasury 10-Year Notes	September 2017	$8,159,531	$36,416
74	U.S. Treasury 10-Year Ultra Notes	September 2017	9,976,125	41,459
207	U.S. Treasury Long Bonds	September 2017	31,813,313	(90,118)
42	U.S. Treasury Ultra Bonds	September 2017	6,966,750	(70,970)
			$56,915,719	$(83,213)

SWAP AGREEMENTS
CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)	Value
CPURNSA	$4,000,000	Receive	2.24%	11/15/26	$(80,981)	$(80,438)
CPURNSA	4,000,000	Receive	2.28%	11/16/26	(94,241)	(93,697)
CPURNSA	11,500,000	Receive	2.27%	11/21/26	(265,082)	(264,458)
CPURNSA	10,000,000	Receive	2.24%	5/3/27	(225,942)	(225,344)
					$(666,246)	$(663,937)

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$7,000,000	CPURNSA	Receive	2.24%	4/11/27	$(160,827)
Bank of America N.A.	3,000,000	CPURNSA	Receive	1.79%	8/27/25	27,635
Bank of America N.A.	1,750,000	CPURNSA	Receive	2.22%	4/13/27	(36,401)
Bank of America N.A.	4,000,000	CPURNSA	Receive	2.24%	4/28/27	(88,680)
Bank of America N.A.	5,000,000	CPURNSA	Receive	2.42%	4/1/18	(372,302)
Bank of America N.A.	40,000,000	CPURNSA	Receive	2.66%	12/4/19	(4,578,180)

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$5,000,000	CPURNSA	Receive	2.67%	4/1/22	$(673,782)
Bank of America N.A.	4,000,000	CPURNSA	Receive	2.53%	8/19/24	(362,286)
Barclays Bank plc	10,000,000	CPURNSA	Receive	1.71%	2/5/20	(81,072)
Barclays Bank plc	6,500,000	CPURNSA	Receive	2.36%	9/29/24	(463,203)
Barclays Bank plc	3,600,000	CPURNSA	Receive	2.31%	9/30/24	(235,751)
Barclays Bank plc	38,000,000	CPURNSA	Receive	2.35%	9/28/17	(1,976,718)
Barclays Bank plc	2,300,000	CPURNSA	Receive	2.59%	7/23/24	(223,460)
Barclays Bank plc	6,000,000	CPURNSA	Receive	2.39%	9/19/24	(444,725)
Barclays Bank plc	15,100,000	CPURNSA	Receive	2.90%	12/21/27	(3,914,101)
Barclays Bank plc	3,600,000	CPURNSA	Receive	2.78%	7/2/44	(918,098)
Goldman Sachs & Co.	33,000,000	CPURNSA	Receive	1.87%	5/23/26	594,012
Goldman Sachs & Co.	13,000,000	CPURNSA	Receive	1.92%	5/31/26	163,930
Goldman Sachs & Co.	12,500,000	CPURNSA	Receive	1.77%	6/16/26	338,183
Goldman Sachs & Co.	2,500,000	CPURNSA	Receive	2.25%	11/15/26	(50,776)
Goldman Sachs & Co.	2,500,000	CPURNSA	Receive	2.28%	11/16/26	(59,855)
						$(13,516,457)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,276,722.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $74,291,389, which represented 11.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $780,000.

(6)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $671,762,357)	$679,080,292
Receivable for capital shares sold	1,721,289
Receivable for variation margin on futures contracts	142,996
Receivable for variation margin on swap agreements	8,720
Unrealized appreciation on forward foreign currency exchange contracts	1,515
Swap agreements, at value	1,123,760
Interest receivable	2,908,269
684,986,841

Liabilities
Payable for collateral received for swap agreements	780,000
Payable for investments purchased	399,896
Payable for capital shares redeemed	677,357
Unrealized depreciation on forward foreign currency exchange contracts	337,826
Swap agreements, at value	14,640,217
Accrued management fees	255,077
Distribution fees payable	121,044
17,211,417

Net Assets	$667,775,424

Net Assets Consist of:
Capital (par value and paid-in surplus)	$680,244,698
Undistributed net investment income	3,923,485
Accumulated net realized loss	(8,959,198)
Net unrealized depreciation	(7,433,561)
$667,775,424

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$82,866,129	8,195,346	$10.11
Class II, $0.01 Par Value	$584,909,295	57,953,603	$10.09

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,253,692

Expenses:
Management fees	1,544,177
Distribution fees - Class II	730,135
Directors' fees and expenses	20,469
Other expenses	8,521
2,303,302

Net investment income (loss)	7,950,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(891,780)
Futures contract transactions	(1,739,618)
Swap agreement transactions	(2,261,967)
Foreign currency transactions	(473,085)
(5,366,450)

Change in net unrealized appreciation (depreciation) on:
Investments	6,639,127
Futures contracts	(265,412)
Swap agreements	(2,452,986)
Translation of assets and liabilities in foreign currencies	(666,662)
3,254,067

Net realized and unrealized gain (loss)	(2,112,383)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,838,007

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$7,950,390	$10,151,993
Net realized gain (loss)	(5,366,450)	(3,573,438)
Change in net unrealized appreciation (depreciation)	3,254,067	17,439,326
Net increase (decrease) in net assets resulting from operations	5,838,007	24,017,881

Distributions to Shareholders
From net investment income:
Class I	(1,005,462)	(1,326,236)
Class II	(6,251,332)	(9,970,327)
From net realized gains:
Class I	—	(378,496)
Class II	—	(3,899,828)
Decrease in net assets from distributions	(7,256,794)	(15,574,887)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,728,758	76,583,294

Net increase (decrease) in net assets	8,309,971	85,026,288

Net Assets
Beginning of period	659,465,453	574,439,165
End of period	$667,775,424	$659,465,453

Undistributed net investment income	$3,923,485	$3,229,889

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended June 30, 2017 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2017 totaled $109,722,601, of which $59,025,380 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 totaled $96,124,952, of which $70,214,504 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,980,559	$20,185,080	5,236,889	$53,854,962
Issued in reinvestment of distributions	98,914	1,005,462	168,607	1,704,732
Redeemed	(1,674,024)	(17,080,942)	(2,601,330)	(26,689,042)
	405,449	4,109,600	2,804,166	28,870,652
Class II/Shares Authorized	250,000,000		250,000,000
Sold	4,840,240	49,272,475	12,853,928	131,874,950
Issued in reinvestment of distributions	616,203	6,251,332	1,378,584	13,870,155
Redeemed	(4,905,228)	(49,904,649)	(9,650,851)	(98,032,463)
	551,215	5,619,158	4,581,661	47,712,642
Net increase (decrease)	956,664	$9,728,758	7,385,827	$76,583,294

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$365,370,667	—
Corporate Bonds	—	135,580,743	—
Collateralized Mortgage Obligations	—	41,514,780	—
Commercial Mortgage-Backed Securities	—	41,121,128	—
U.S. Government Agency Mortgage-Backed Securities	—	31,290,192	—
Sovereign Governments and Agencies	—	19,836,152	—
Asset-Backed Securities	—	12,504,770	—
U.S. Government Agency Securities	—	4,290,319	—
Municipal Securities	—	3,054,572	—
Temporary Cash Investments	$2,449	24,514,520	—
	$2,449	$679,077,843	—
Other Financial Instruments
Futures Contracts	$77,875	—	—
Swap Agreements	—	$1,123,760	—
Forward Foreign Currency Exchange Contracts	—	1,515	—
	$77,875	$1,125,275	—

Liabilities
Other Financial Instruments
Futures Contracts	$314,321	—	—
Swap Agreements	—	$15,304,154	—
Forward Foreign Currency Exchange Contracts	—	337,826	—
	$314,321	$15,641,980	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,149,624.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 1,002 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $246,475,000.

Value of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,515	Unrealized depreciation on forward foreign currency exchange contracts	$337,826
Interest Rate Risk	Receivable for variation margin on futures contracts*	142,996	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	1,123,760	Swap agreements	14,640,217
Other Contracts	Receivable for variation margin on swap agreements*	8,720	Payable for variation margin on swap agreements*	—
		$1,276,991		$14,978,043

* Included in the unrealized appreciation (depreciation) on centrally cleared total return swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(490,300)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(673,308)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,739,618)	Change in net unrealized appreciation (depreciation) on futures contracts	(265,412)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(2,261,967)	Change in net unrealized appreciation (depreciation) on swap agreements	(2,452,986)
		$(4,491,885)		$(3,391,706)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$27,635	$(27,635)	—	—
Goldman Sachs & Co.	1,096,125	(110,631)	$(780,000)	$205,494
JPMorgan Chase Bank N.A.	1,515	(1,515)	—	—
	$1,125,275	$(139,781)	$(780,000)	$205,494

Liabilities
Bank of America N.A.	$6,272,458	$(27,635)	$(6,244,823)	—
Barclays Bank plc	8,257,128	—	(8,257,128)	—
Goldman Sachs & Co.	110,631	(110,631)	—	—
JPMorgan Chase Bank N.A.	337,826	(1,515)	—	$336,311
	$14,978,043	$(139,781)	$(14,501,951)	$336,311

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$671,785,029
Gross tax appreciation of investments	$16,040,961
Gross tax depreciation of investments	(8,745,698)
Net tax appreciation (depreciation) of investments	$7,295,263

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2016, the fund had accumulated short-term capital losses of $(1,463,369) and accumulated long-term capital losses of $(1,519,332), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$10.13	0.13	(0.03)	0.10	(0.12)	—	(0.12)	$10.11	0.99%	0.47%(4)	2.60%(4)	15%	$82,866
2016	$9.96	0.20	0.27	0.47	(0.22)	(0.08)	(0.30)	$10.13	4.71%	0.48%	1.88%	37%	$78,925
2015	$10.43	0.11	(0.34)	(0.23)	(0.24)	—	(0.24)	$9.96	(2.28)%	0.47%	0.94%	23%	$49,652
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
2012	$11.78	0.32	0.55	0.87	(0.32)	(0.28)	(0.60)	$12.05	7.55%	0.48%	2.45%	40%	$75,279
Class II
2017(3)	$10.11	0.12	(0.03)	0.09	(0.11)	—	(0.11)	$10.09	0.87%	0.72%(4)	2.35%(4)	15%	$584,909
2016	$9.94	0.17	0.27	0.44	(0.19)	(0.08)	(0.27)	$10.11	4.39%	0.73%	1.63%	37%	$580,541
2015	$10.39	0.07	(0.32)	(0.25)	(0.20)	—	(0.20)	$9.94	(2.47)%	0.72%	0.69%	23%	$524,787
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284
2012	$11.75	0.26	0.59	0.85	(0.29)	(0.28)	(0.57)	$12.03	7.39%	0.73%	2.20%	40%	$1,313,564

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92981 1708
ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2017